Income Taxes - Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Net operating losses	$ 766,434	$ 200,057
Lease liabilities	540,405	112,634
Capitalized research and development expenditures	24,498	13,637
Deferred revenue	309,264	1,054
Accrued liabilities and reserves	2,811	0
Interest expense carryforward	61,443	0
Research and development credits, net of reserve	3,244	1,252
Stock-based compensation	7,593	2,135
Other	2,907	650
Total deferred tax assets	1,718,599	331,419
Valuation allowance	(180,529)	(47,717)
Deferred tax assets, net of valuation allowance	1,538,070	283,702
Deferred tax liabilities [Abstract]
Property and equipment	(1,147,258)	(207,054)
Intangible assets	(969)	(1,446)
Operating and financing ROU assets	(539,075)	(111,649)
Total deferred tax liabilities	(1,687,302)	(320,149)
Net deferred tax liabilities, net of valuation allowance	$ (149,232)	$ (36,447)